Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	¥ 0	¥ 138
Gains (losses) recognized in income on hedged item	0	(92)
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	0
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	(36)	40
Gains (losses) recognized in income on hedged item	(62)	(13)
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	5,252	(22,854)
Gains (losses) recognized in income on hedged item	(5,217)	22,944
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	630
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	(2,995)	142
Gains (losses) recognized in income on hedged item	¥ 1,380	¥ (237)